Goodwill and Other Intangible Assets - Summary of Estimated Future Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2013	$ 330
2014	303
2015	269
2016	194
2017	165
Thereafter	1,373
Total estimated future amortization expenses	$ 2,634